Risk/Return Detail Data - FidelityStockSelectorLargeCapValueFund-AMCIZPRO	Mar. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Devonshire Trust
FidelityStockSelectorLargeCapValueFund-AMCIZPRO | Fidelity Stock Selector Large Cap Value Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Stock Selector Large Cap Value Fund /Fidelity Advisor® Stock Selector Large Cap Value Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Stock Selector Large Cap Value Fund seeks long-term growth of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 70 % of the average value of its portfolio.
Portfolio Turnover, Rate	70.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees .
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in stocks of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index). Investing in securities of companies that Fidelity Management & Research Company LLC (FMR) believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks). Investing in domestic and foreign issuers. Allocating the fund's assets across different market sectors (at present, communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities), using different Fidelity managers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency . You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return, Inception Date	Feb. 01, 2017
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2020
Highest Quarterly Return	18.15%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(28.00%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityStockSelectorLargeCapValueFund-AMCIZPRO | Fidelity Stock Selector Large Cap Value Fund | Fidelity Advisor Stock Selector Large Cap Value Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.82%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%	[1]
Total annual operating expenses	0.87%
1 year	$ 89
3 years	278
5 years	482
10 years	1,073
1 Year	89
3 Years	278
5 Years	482
10 Years	$ 1,073
FidelityStockSelectorLargeCapValueFund-AMCIZPRO | Fidelity Stock Selector Large Cap Value Fund | Fidelity Advisor Stock Selector Large Cap Value Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[3]
Management fee	0.88%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.05%	[1]
Total annual operating expenses	1.18%
1 year	$ 688
3 years	928
5 years	1,187
10 years	1,924
1 Year	688
3 Years	928
5 Years	1,187
10 Years	$ 1,924
2014	13.11%
2015	(4.04%)
2016	15.73%
2017	11.95%
2018	(9.46%)
2019	24.29%
2020	3.87%
2021	25.25%
2022	(5.73%)
2023	14.11%
FidelityStockSelectorLargeCapValueFund-AMCIZPRO | Fidelity Stock Selector Large Cap Value Fund | Fidelity Advisor Stock Selector Large Cap Value Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	0.88%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.05%	[1]
Total annual operating expenses	1.93%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 296
3 years	606
5 years	1,042
10 years	2,059
1 Year	196
3 Years	606
5 Years	1,042
10 Years	$ 2,059
FidelityStockSelectorLargeCapValueFund-AMCIZPRO | Fidelity Stock Selector Large Cap Value Fund | Fidelity Advisor Stock Selector Large Cap Value Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[3]
Management fee	0.87%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.05%	[1]
Total annual operating expenses	1.42%
1 year	$ 489
3 years	784
5 years	1,099
10 years	1,992
1 Year	489
3 Years	784
5 Years	1,099
10 Years	$ 1,992
FidelityStockSelectorLargeCapValueFund-AMCIZPRO | Fidelity Stock Selector Large Cap Value Fund | Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.72%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%	[1]
Total annual operating expenses	0.77%
1 year	$ 79
3 years	246
5 years	428
10 years	954
1 Year	79
3 Years	246
5 Years	428
10 Years	$ 954
FidelityStockSelectorLargeCapValueFund-AMCIZPRO | Fidelity Stock Selector Large Cap Value Fund | Return Before Taxes | Fidelity Advisor Stock Selector Large Cap Value Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	14.47%
Past 5 years	12.03%
Past 10 years	8.57%
FidelityStockSelectorLargeCapValueFund-AMCIZPRO | Fidelity Stock Selector Large Cap Value Fund | Return Before Taxes | Fidelity Advisor Stock Selector Large Cap Value Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	7.55%
Past 5 years	10.39%
Past 10 years	7.64%
FidelityStockSelectorLargeCapValueFund-AMCIZPRO | Fidelity Stock Selector Large Cap Value Fund | Return Before Taxes | Fidelity Advisor Stock Selector Large Cap Value Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	12.20%
Past 5 years	10.79%
Past 10 years	7.56%
FidelityStockSelectorLargeCapValueFund-AMCIZPRO | Fidelity Stock Selector Large Cap Value Fund | Return Before Taxes | Fidelity Advisor Stock Selector Large Cap Value Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	9.85%
Past 5 years	10.62%
Past 10 years	7.57%
FidelityStockSelectorLargeCapValueFund-AMCIZPRO | Fidelity Stock Selector Large Cap Value Fund | Return Before Taxes | Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	14.58%
Past 5 years	12.17%
Since Inception	8.94%	[5]
FidelityStockSelectorLargeCapValueFund-AMCIZPRO | Fidelity Stock Selector Large Cap Value Fund | After Taxes on Distributions | Fidelity Advisor Stock Selector Large Cap Value Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	6.96%
Past 5 years	9.45%
Past 10 years	6.92%
FidelityStockSelectorLargeCapValueFund-AMCIZPRO | Fidelity Stock Selector Large Cap Value Fund | After Taxes on Distributions and Sales | Fidelity Advisor Stock Selector Large Cap Value Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	4.86%
Past 5 years	8.13%
Past 10 years	6.07%
FidelityStockSelectorLargeCapValueFund-AMCIZPRO | Fidelity Stock Selector Large Cap Value Fund | RS005
Risk/Return:
Label	Russell 1000® Value Index
Past 1 year	11.46%
Past 5 years	10.91%
Past 10 years	8.40%

[1]	B Adjusted to reflect current fees .
[2]
A The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24%, 0.23%, 0.24%, 0.18%, and 0.08% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[3]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[4]	B On Class C shares redeemed less than one year after purchase.
[5]	A From February 1, 2017 .